PREPAYMENT, DEPOSIT AND OTHER RECEIVABLE - CURRENT (Tables)	12 Months Ended
Sep. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Accounts Receivable
	As of September 30,
	2025	2024
Advance to third parties*	$2,601,051	$3,151,947
Advance to investment escrow account	1,000,000	1,000,000
Others	226,651	505,067
Total	$3,827,702	$4,657,014

*	Advance to third parties are short term in nature and are due on demand with no interest bearing.